Inventories (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Cost of goods sold, inventory	$ 3,585	$ 3,862	$ 3,079
Wrote-off (reversal) of inventory	$ 1,983	$ 95	$ 385